Supplemental Information	3 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

18. SUPPLEMENTAL INFORMATION

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their statements of operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
	(in millions)
Revenues
Net sales	$5,384	$5,076	$—	$—
Finance and interest income	36	31	396	388
Total Revenues	$5,420	$5,107	$396	$388
Costs and Expenses
Cost of goods sold	$4,497	$4,238	$—	$—
Selling, general and administrative expenses	477	477	65	69
Research and development expenses	191	183	—	—
Restructuring expenses	11	15	1	—
Interest expense	139	150	131	126
Interest compensation to Financial Services	82	76	—	—
Other, net	63	565	80	66
Total Costs and Expenses	5,460	5,704	277	261
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(40)	(597)	119	127
Income tax (expense) benefit	(10)	6	(38)	(46)
Equity in income of unconsolidated subsidiaries and affiliates	12	(9)	6	6
Results from intersegment investments	87	87	—	—
Net income (loss)	$49	$(513)	$87	$87

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2017	December 31, 2016	March 31, 2017	December 31, 2016
	(in millions)
ASSETS
Cash and cash equivalents	$3,557	$4,649	$367	$368
Restricted cash	—	—	743	837
Trade receivables	530	596	55	58
Financing receivables	1,794	1,592	19,276	19,546
Inventories, net	6,266	5,396	204	213
Property, plant and equipment, net	6,481	6,395	3	2
Investments in unconsolidated subsidiaries and affiliates	2,895	2,886	162	153
Equipment under operating leases	20	17	1,877	1,890
Goodwill	2,298	2,296	154	153
Other intangible assets, net	766	772	13	15
Deferred tax assets	1,101	1,060	198	188
Derivative assets	68	98	8	8
Other assets	1,646	1,505	346	382
Total Assets	$27,422	$27,262	$23,406	$23,813
LIABILITIES AND EQUITY
Debt	$7,393	$7,691	$19,711	$20,061
Trade payables	5,374	5,042	120	180
Deferred tax liabilities	103	84	306	310
Pension, postretirement and other postemployment benefits	2,267	2,256	26	20
Derivative liabilities	197	239	16	21
Other liabilities	7,519	7,478	658	669
Total Liabilities	$22,853	$22,790	$20,837	$21,261
Equity	4,547	4,451	2,569	2,552
Redeemable noncontrolling interest	22	21	—	—
Total Liabilities and Equity	$27,422	$27,262	$23,406	$23,813

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
	(in millions)
Operating activities:
Net income (loss)	$49	$(513)	$87	$87
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	176	176	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	74	72	65	61
Loss from disposal of assets	4	1	—	—
Undistributed income (loss) of unconsolidated subsidiaries	31	37	(6)	(7)
Other non-cash items	18	26	24	29
Changes in operating assets and liabilities:
Provisions	(66)	359	(6)	(2)
Deferred income taxes	(16)	39	(10)	59
Trade and financing receivables related to sales, net	72	(33)	133	341
Inventories, net	(770)	(684)	10	(20)
Trade payables	254	174	(60)	(55)
Other assets and liabilities	(158)	(134)	24	52
Net cash provided by (used in) operating activities	(332)	(480)	262	546
Investing activities:
Additions to retail receivables	—	—	(846)	(858)
Collections of retail receivables	—	—	1,050	1,172
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	2	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	71	76	117	78
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(74)	(80)	—	(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(229)	(143)	(164)	(157)
Other	(494)	(39)	523	60
Net cash provided by (used in) investing activities	(724)	(184)	680	294
Financing activities:
Proceeds from long-term debt	120	146	2,731	1,689
Payments of long-term debt	(238)	(416)	(3,631)	(2,574)
Net increase (decrease) in other financial liabilities	14	(71)	57	(38)
Dividends paid	(1)	(2)	(104)	(75)
Other	—	(49)	—	-
Net cash used in financing activities	(105)	(392)	(947)	(998)
Effect of foreign exchange rate changes on cash and cash equivalents	69	111	4	30
Decrease in cash and cash equivalents	(1,092)	(945)	(1)	(128)
Cash and cash equivalents, beginning of year	4,649	4,551	368	833
Cash and cash equivalents, end of period	$3,557	$3,606	$367	$705